Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000030254
Account Value [Line Items]
Line Graph and Table Measure Name	Boyar Value Fund
Account Value	$ 9,499	$ 16,941	$ 15,297	$ 13,693	$ 17,169	$ 12,434	$ 13,611	$ 12,935	$ 12,002	$ 10,538	$ 10,692
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Value Index TR
Account Value	$ 10,000	25,254	22,044	18,454	19,499	13,751	14,558	13,538	12,516	10,767	10,443
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742